Taxation - Summary of Tax Charge in Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax
Current year	€ (2,128)	€ (2,098)	€ (2,647)
Over/(under) provided in prior years	(154)	119	(10)
Current tax (expense) income	(2,282)	(1,979)	(2,657)
Deferred tax
Origination and reversal of temporary differences	344	(255)	5
Changes in tax rates	(19)	(59)	(12)
Recognition of previously unrecognised losses brought forward	34	30	92
Deferred tax (expense) income	359	(284)	85
Total tax (expense) income	€ (1,923)	€ (2,263)	€ (2,572)